Other Operating Expenses (Details Of Other Operating Expenses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Cost and Expense Disclosure, Operating [Abstract]
Insurance Commissions	$ 382	$ 431	$ 510
Communications and Information Technology	317	342	320
Lease and loan administration	325	201	181
Professional Fees	149	171	168
Marketing and Advertising Expense	145	150	136
Regulatory and licensing fees	118	124	113
Depreciation, Nonproduction	76	70	58
Mortgage Representation And Warranty, Net	171	0	0
Occupancy, Net	50	47	53
State And Local Non-Income Taxes Amount	14	46	38
Vehicle remarketing and repossession	52	84	123
Other Cost and Expense, Operating	263	317	323
Total other operating expenses	$ 2,062	$ 1,983	$ 2,023